Vessels, net/ Advances for vessel acquisition/ Vessel held for sale, Net Book Value (Details)	6 Months Ended
Jun. 30, 2022 USD ($)
Net Book Value [Abstract]
Beginning balance	$ 393,965,929
Ending balance	397,241,121
Vessels [Member]
Vessel Cost [Abstract]
Beginning balance	410,054,143
Acquisitions, improvements, and other vessel costs	21,619,754
Transfers from Advances for vessel acquisition	2,368,165
Transfer to Vessel held for sale	(10,018,583)
Ending balance	424,023,479
Accumulated Depreciation [Abstract]
Beginning balance	(16,088,214)
Transfer to Vessel held for sale	599,930
Period depreciation	(11,294,074)
Ending balance	(26,782,358)
Net Book Value [Abstract]
Beginning balance	393,965,929
Transfer to Vessel held for sale	(9,418,653)
Ending balance	$ 397,241,121